Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2024
Premises and Equipment [Abstract]
Premises and Equipment
Following is a summary of premises and equipment at December 31:
	2024	2023
Land	$2,645	$2,568
Buildings	24,573	23,867
Leasehold improvements	1,583	1,555
Furniture and equipment	11,785	11,137
	40,586	39,127
Less accumulated depreciation	19,357	17,677
Total premises and equipment	$21,229	$21,450

Premises and Equipment Held for Sale
Following is a summary of premises and equipment held for sale at December 31:

	2024	2023
Land	$84	$84
Buildings	520	594
	604	678
Less accumulated depreciation	97	105
Total premises and equipment held for sale	$507	$573